POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2018
Disclosure of post balance sheet events [Abstract]
POST BALANCE SHEET EVENTS
30.	POST BALANCE SHEET EVENTS

There are no other matters or circumstances that have arisen since the end of the year that have significantly affected or may significantly affect either:

•	The entity’s operations in future financial years;

•	The results of those operations in future financial years; or

•	The entity’s state of affairs in future financial years.